Financing Arrangements (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Oct. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Financing Arrangements (Textual) [Abstract]
Unsecured five-year revolving credit facility		$ 500,000		$ 500,000	$ 500,000	$ 500,000
Borrowings under the revolving credit facility		200,000		250,000
Payments under financing arrangements	200,000		250,000		250,000	200,000
Outstanding letters of credit and bank guarantees					67,182
Outstanding leasing obligations					$ 630